Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Cash Flows [Abstract]
Payments of Stock Issuance Costs	$ 0.3	$ 0.0